Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFITS EXPENSE.
Summary of Employee Expenses

	For the years ended December 31,
	2023	2022	2021
Employee Benefits Expense	ThCh$	ThCh$	ThCh$
Wages and salaries	(146,824,150)	(141,118,974)	(129,759,535)
Post-employment benefit obligations expense	(1,454,028)	(1,394,294)	(1,099,554)
Social security and other contributions	(15,071,705)	(14,545,508)	(13,059,172)
Other employee expenses(*)	(9,437,917)	(1,180,617)	(19,426,893)
Total Employee Benefits Expenses	(172,787,800)	(158,239,393)	(163,345,154)

(*) In 2023, this item includes an amount of ThCh$3,700,000 for restructuring expenses and provisions. In 2021 this item includes an amount of ThCh$17,602,579 for restructuring expenses and provisions associated with the Group's digitization strategy for the period 2021-2024, which enables the adoption of new work and operation models and demands new skills and knowledge to make processes even more efficient.